CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 16,708	$ 17,076	$ 16,566
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,608	9,885	8,660
Stock-based compensation	152	234	1,557
Amortization of marketable securities premium and accretion of discount	257	249	62
Increase in trade receivables, net	(2,571)	(8,756)	(9,378)
Increase in other long term and short term accounts receivable and prepaid expenses	(40)	(1,669)	(23)
Increase (decrease) in trade payables	1,426	1,866	(342)
Increase (decrease) in accrued expenses and other accounts payable	1,553	(196)	(303)
Increase (decrease) in deferred revenues	(180)	684	191
Change in deferred taxes, net	(958)	245	1,204
Net cash provided by operating activities	27,955	19,618	18,194
Cash flows from investing activities:
Capitalized software development costs	(4,224)	(3,847)	(4,267)
Purchase of property and equipment	(799)	(1,109)	(993)
Cash paid in conjunction with acquisitions, net of acquired cash	(31,436)	(9,182)	(9,363)
Proceeds from maturity of marketable securities	2,643	0	596
Proceeds from short-term bank deposits	8,467	2,654	0
Investment in marketable securities and short-term bank deposits	(9,401)	(5,153)	(11,976)
Short term loan to a related-party	(1,183)	0	0
Change in loans to employees and other deposits, net	(49)	5	(58)
Net cash used in investing activities	(35,982)	(16,632)	(26,061)
Cash flows from financing activities:
Proceeds from exercise of options by employees	41	419	204
Issuance of Ordinary shares, net	0	0	54,726
Dividend paid	(7,761)	(7,788)	(8,681)
Dividend paid to non-controlling interests	(456)	(392)	0
Dividend paid to redeemable non-controlling interests	(1,574)	0	0
Short-term credit, net	936	(2,840)	2,974
Purchase of non-controlling interest	(352)	(1,300)	0
Long term loan received	31,356	0	0
Repayment of long-term loans	0	(34)	(2,905)
Net cash provided by (used in) financing activities	22,190	(11,935)	46,318
Effect of exchange rate changes on cash and cash equivalents	(1,037)	(1,378)	(1,070)
Increase (decrease) in cash and cash equivalents	13,126	(10,327)	37,381
Cash and cash equivalents at the beginning of the year	62,188	72,515	35,134
Cash and cash equivalents at end of the year	75,314	62,188	72,515
Supplemental disclosure of cash flow activities:
Income taxes	4,510	2,386	1,601
Interest	$ 358	$ 113	$ 74